Regulatory Matters (Schedule Of Compliance With Minimum Capital Requirements) (Details)	Dec. 31, 2011	Dec. 31, 2010
Regulatory Matters [Abstract]
Total Capital to Risk Weighted Assets	13.00%	13.80%
Tier 1 Capital to Risk Weighted Assets	11.80%	12.50%
Tier 1 Leverage Ratio	9.40%	10.10%